Fair Value Measurements (Details) - Schedule of Fair Value of Instruments Measured at Amortized Cost - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Carrying value [Member]
Schedule of Fair Value of Instruments Measured at Amortized Cost [Line Items]
Borrowings	$ 2,497,985	$ 3,899,316
Fair value [Member]
Schedule of Fair Value of Instruments Measured at Amortized Cost [Line Items]
Borrowings	$ 2,497,985	$ 3,899,316